ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Summary of Accounts Payable and Accrued Liabilities
The company's accounts payable and accrued liabilities are as follows:

(MILLIONS)	June 30, 2023	December 31, 2022
Operating accrued liabilities	$222	$258
Accounts payable	139	154
Interest payable on non-recourse borrowings	90	85
Income tax payable	42	74
Current portion of lease liabilities	26	26
BEPC exchangeable shares distributions payable(1)	16	14
Other	30	10
	$565	$621
(1)Includes amounts payable only to external shareholders. Amounts payable to Brookfield and the partnership are included in due to related parties.